Goldman Sachs Small_Mid Cap Equity Fund Average Annual Total Returns - Class P Shares [Member]			12 Months Ended	60 Months Ended	62 Months Ended	80 Months Ended
		Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 2500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.96%	8.76%		8.34%
Russell 2500® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			10.95%	8.43%		7.55%
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.74%	13.85%	14.82%	13.44%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent			11.14%	8.24%		7.35%
Performance Inception Date		Apr. 17, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.57%	7.32%		6.34%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.00%	6.36%		5.61%

[1]	As of June 20, 2025, the Fund’s performance benchmark was changed from the Russell 2500® Value Index to the Russell 2500® Index.